Investments - Schedule of investments accounted for under equity securities without readily determinable fair values (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	¥ 288,191,509	¥ 192,731,785
Technology and software [member]
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	49,102,000	59,102,000
Other [Member]
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	42,624,500	10,000,000
Content producers [Member]
Marketable Securities [Line Items]
Equity securities without readily determinable fair value	¥ 196,465,009	¥ 123,629,785